Short-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt
Short-term debt	€ 23,859	€ 2,099
Cash and cash equivalents before offset	1,949,056	1,431,540
Short-term debt before offset	257,835	253,452
Borrowings under lines of credit
Debt
Short-term debt	23,704	1,941
Borrowings offset under cash management system	233,976	251,353
Other
Debt
Short-term debt	155	€ 158
Commercial paper program
Debt
Commercial paper borrowing limit	€ 1,500,000